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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04815

Ultra Series Fund
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

Pamela M. Krill
Madison Asset Management, LLC
General Counsel and Chief Legal Officer

550 Science Drive
Madison, WI  53711
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments.

Ultra Series Fund
Quarterly Portfolio Holdings Report
March 31, 2011

CONSERVATIVE ALLOCATION FUND
MODERATE ALLOCATION FUND
AGGRESSIVE ALLOCATION FUND
MONEY MARKET FUND
BOND FUND
HIGH INCOME FUND
DIVERSIFIED INCOME FUND
EQUITY INCOME FUND
LARGE CAP VALUE FUND
LARGE CAP GROWTH FUND
MID CAP FUND
SMALL CAP FUND
INTERNATIONAL STOCK FUND
TARGET RETIREMENT 2020 FUND
TARGET RETIREMENT 2030 FUND
TARGET RETIREMENT 2040 FUND
TARGET RETIREMENT 2050 FUND

Ultra Series Fund | March 31, 2011

Conservative Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 99.7%
Bond Funds - 58.7%
Franklin Floating Rate Daily Access Fund		1,024,082	$9,421,558
Madison Mosaic Institutional Bond Fund (A)		1,699,579	18,542,403
MEMBERS Bond Fund Class Y (A)		3,612,566	36,667,547
MEMBERS High Income Fund Class Y (A)		3,278,428	23,276,836
PIMCO Investment Grade Corporate Bond Fund Institutional Class		2,400,855	25,377,039
PIMCO Total Return Fund Institutional Class		2,428,548	26,422,607

			139,707,990
Foreign Bond Funds - 7.5%
Templeton Global Bond Fund Advisor Class		1,303,474	17,844,561
Foreign Stock Funds - 6.8%
IVA Worldwide Fund		519,072	8,969,561
MEMBERS International Stock Fund Class Y (A)		655,109	7,121,036

			16,090,597
Money Market Funds - 2.8%
State Street Institutional U.S. Government Money Market Fund		6,574,151	6,574,151
Stock Funds - 23.9%
Calamos Growth and Income Fund Class I		248,134	8,061,866
Madison Mosaic Disciplined Equity Fund (A)		1,179,547	15,499,245
MEMBERS Equity Income Fund Class Y (A)		585,893	6,028,841
MEMBERS Large Cap Growth Fund Class Y (A)		811,173	13,554,697
MEMBERS Large Cap Value Fund Class Y (A)		1,083,319	13,779,823

			56,924,472

TOTAL INVESTMENTS - 99.7% ( Cost $224,002,912 )			237,141,771

NET OTHER ASSETS AND LIABILITIES - 0.3%			646,895

TOTAL NET ASSETS - 100.0%			$237,788,666

(A)	Affiliated Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2011

Moderate Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 99.8%
Bond Funds - 34.3%
Franklin Floating Rate Daily Access Fund		1,036,600	$9,536,724
Madison Mosaic Institutional Bond Fund (A)		1,491,757	16,275,065
MEMBERS Bond Fund Class Y (A)		3,647,154	37,018,617
MEMBERS High Income Fund Class Y (A)		4,319,368	30,667,512
PIMCO Investment Grade Corporate Bond Fund Institutional Class		2,255,037	23,835,745
PIMCO Total Return Fund Institutional Class		1,799,904	19,582,957

			136,916,620
Foreign Bond Funds - 5.0%
Templeton Global Bond Fund Advisor Class		1,474,024	20,179,391
Foreign Stock Funds - 11.0%
IVA Worldwide Fund		828,747	14,320,745
Matthews Asian Growth and Income Fund		227,814	4,114,321
MEMBERS International Stock Fund Class Y (A)		2,359,068	25,643,074

			44,078,140
Money Market Funds - 2.2%
State Street Institutional U.S. Government Money Market Fund		8,645,357	8,645,357
Stock Funds - 47.3%
Calamos Growth and Income Fund Class I		369,316	11,999,079
Madison Mosaic Disciplined Equity Fund (A)		2,713,986	35,661,772
MEMBERS Equity Income Fund Class Y (A)		1,157,056	11,906,102
MEMBERS Large Cap Growth Fund Class Y (A)		2,248,382	37,570,463
MEMBERS Large Cap Value Fund Class Y (A)		2,855,497	36,321,926
MEMBERS Mid Cap Fund Class Y (A)		1,851,642	12,961,496
MEMBERS Small Cap Fund Class Y (A)		1,056,079	12,271,638
T Rowe Price New Era Fund		126,762	7,285,031
Yacktman Fund/The		1,314,702	23,007,276

			188,984,783

TOTAL INVESTMENTS - 99.8% ( Cost $364,113,610 )			398,804,291

NET OTHER ASSETS AND LIABILITIES - 0.2%			773,026

TOTAL NET ASSETS - 100.0%			$399,577,317

(A)	Affiliated Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2011

Aggressive Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 99.8%
Bond Funds - 7.8%
MEMBERS High Income Fund Class Y (A)		943,557	$6,699,255
PIMCO Investment Grade Corporate Bond Fund Institutional Class		378,339	3,999,045

			10,698,300
Foreign Bond Funds - 2.0%
Templeton Global Bond Fund Advisor Class		196,380	2,688,441
Foreign Stock Funds - 17.4%
IVA Worldwide Fund		550,706	9,516,196
Matthews Asian Growth and Income Fund		148,192	2,676,349
MEMBERS International Stock Fund Class Y (A)		1,075,300	11,688,513

			23,881,058
Money Market Funds - 2.2%
State Street Institutional U.S. Government Money Market Fund		2,962,540	2,962,540
Stock Funds - 70.4%
Calamos Growth and Income Fund Class I		167,021	5,426,525
Hussman Strategic Growth Fund		223,508	2,673,157
Madison Mosaic Disciplined Equity Fund (A)		1,373,648	18,049,738
MEMBERS Equity Income Fund Class Y (A)		379,732	3,907,441
MEMBERS Large Cap Growth Fund Class Y (A)		894,620	14,949,098
MEMBERS Large Cap Value Fund Class Y (A)		1,123,575	14,291,878
MEMBERS Mid Cap Fund Class Y (A)		1,298,512	9,089,584
MEMBERS Small Cap Fund Class Y (A)		539,046	6,263,714
T Rowe Price New Era Fund		151,589	8,711,829
Yacktman Fund/The		741,152	12,970,158

			96,333,122

TOTAL INVESTMENTS - 99.8% ( Cost $117,747,776 )			136,563,461

NET OTHER ASSETS AND LIABILITIES - 0.2%			223,861

TOTAL NET ASSETS - 100.0%			$136,787,322

(A)	Affiliated Company.

See accompanying Notes to Financial Statements.

Ultra Series Fund | March 31, 2011

Money Market Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 82.2%
Fannie Mae (A) - 24.8%
0.165%, 4/6/11	$750,000	$749,983
0.09%, 4/19/11	1,800,000	1,799,919
0.12%, 4/21/11	450,000	449,970
0.143%, 4/25/11	2,400,000	2,399,772
0.16%, 4/27/11	1,500,000	1,499,827
0.16%, 5/4/11	1,500,000	1,499,780
0.12%, 5/9/11	750,000	749,905
0.13%, 5/11/11	1,000,000	999,855
0.13%, 5/18/11	2,500,000	2,499,576
0.11%, 5/26/11	1,700,000	1,699,714
0.135%, 6/1/11	1,000,000	999,771
0.1%, 6/7/11	1,125,000	1,124,791

		16,472,863
Federal Home Loan Bank (A) - 25.2%
0.17%, 4/13/11	1,750,000	1,749,901
0.08%, 4/14/11	1,000,000	999,971
0.105%, 4/20/11	1,250,000	1,249,931
0.03%, 5/3/11	1,250,000	1,249,967
0.135%, 5/13/11	3,000,000	2,999,527
0.13%, 5/17/11	1,800,000	1,799,701
0.09%, 5/23/11	1,500,000	1,499,805
0.07%, 6/8/11	1,125,000	1,124,851
0.12%, 6/10/11	1,750,000	1,749,592
0.07%, 6/16/11	1,125,000	1,124,834
0.12%, 6/17/11	1,125,000	1,124,711

		16,672,791
Freddie Mac (A) - 24.0%
0.155%, 4/4/11	1,500,000	1,499,981
0.14%, 4/6/11	1,500,000	1,499,971
0.165%, 4/11/11	2,750,000	2,749,874
0.15%, 4/18/11	1,600,000	1,599,887
0.108%, 5/16/11	2,293,000	2,292,690
0.135%, 5/31/11	1,000,000	999,775
0.09%, 6/2/11	750,000	749,884
0.11%, 6/6/11	1,500,000	1,499,697
0.12%, 6/13/11	1,000,000	999,757
0.12%, 6/20/11	1,000,000	999,733
0.125%, 6/22/11	1,000,000	999,715

		15,890,964
U.S. Treasury Bills (A) - 8.2%
0.135%, 4/7/11	3,000,000	2,999,933
0.094%, 5/5/11	2,450,000	2,449,783

		5,449,716

Total U.S. Government and Agency Obligations ( Cost $54,486,334 )		54,486,334
SHORT-TERM INVESTMENTS - 13.6%
Consumer Staples - 4.5%
Procter & Gamble Co./The (A), 0.183%, 6/15/11	3,000,000	2,998,875
Industrials - 9.1%
General Electric Capital Corp. (A), 0.183%, 4/15/11	3,000,000	2,999,790
United Parcel Service Inc. (A), 0.112%, 4/14/11	3,000,000	2,999,881

		5,999,671

Total Short-Term Investments ( Cost $8,998,546 )		8,998,546
	Shares
INVESTMENT COMPANY - 4.3%
State Street Institutional U.S. Government Money Market Fund	2,852,629	2,852,629

Total Investment Company ( Cost $2,852,629 )		2,852,629

TOTAL INVESTMENTS - 100.1% ( Cost $66,337,509 )		66,337,509

NET OTHER ASSETS AND LIABILITIES - (0.1%)		(50,631)

TOTAL NET ASSETS - 100.0%		$66,286,878

(A) Rate noted represents annualized yield at time of purchase.

See accompanying Notes to Portfolio of Investments.

Ultra Series Fund | March 31, 2011

Bond Fund Portfolio of Investments (unaudited)

		Par Value	Value (Note 1)
ASSET BACKED SECURITIES - 1.8%
ABSC Long Beach Home Equity Loan Trust, Series 2000-LB1, Class AF5 (A), 8.55%, 9/21/30		$652,045	$670,481
Chase Issuance Trust, Series 2007-A17, Class A, 5.12%, 10/15/14		3,820,000	4,067,527
New Century Home Equity Loan Trust, Series 2003-5, Class AI5 (B), 5.5%, 11/25/33		3,500,000	3,517,588

Total Asset Backed Securities ( Cost $7,990,207 )			8,255,596
CORPORATE NOTES AND BONDS - 25.9%
Consumer Discretionary - 1.9%
American Association of Retired Persons (C) (D), 7.5%, 5/1/31		2,500,000	3,113,268
DR Horton Inc., 5.25%, 2/15/15		1,140,000	1,157,100
ERAC USA Finance LLC (C) (D), 6.7%, 6/1/34		4,400,000	4,545,138

			8,815,506
Consumer Staples - 1.0%
PepsiCo Inc./NC, 4.65%, 2/15/13		1,165,000	1,242,179
WM Wrigley Jr. Co. (C) (D), 3.05%, 6/28/13		3,170,000	3,221,474

			4,463,653
Energy - 2.1%
Hess Corp., 7.875%, 10/1/29		2,460,000	3,037,470
Transocean Inc. (F), 6%, 3/15/18		1,400,000	1,511,546
Transocean Inc. (F), 7.5%, 4/15/31		2,310,000	2,592,282
Valero Energy Corp., 7.5%, 4/15/32		2,275,000	2,505,963

			9,647,261
Financials - 4.3%
American General Finance Corp., 5.85%, 6/1/13		2,885,000	2,820,087
Goldman Sachs Group Inc./The, 5.7%, 9/1/12		2,750,000	2,914,310
HCP Inc., 6.7%, 1/30/18		2,725,000	3,020,175
Lehman Brothers Holdings Inc. * (E), 5.75%, 1/3/17		3,135,000	314
Simon Property Group L.P., 5.875%, 3/1/17		1,060,000	1,176,011
Swiss Re Solutions Holding Corp., 7%, 2/15/26		1,250,000	1,336,302
UBS AG/Stamford CT (F), 5.75%, 4/25/18		750,000	807,971
US Bank NA/Cincinnati OH, 6.3%, 2/4/14		2,000,000	2,226,086
Wells Fargo & Co., 5.25%, 10/23/12		2,735,000	2,899,163
Western Union Co./The, 5.93%, 10/1/16		2,065,000	2,293,226

			19,493,645
Health Care - 4.2%
Eli Lilly & Co., 6.57%, 1/1/16		2,600,000	3,031,088
Genentech Inc., 5.25%, 7/15/35		1,740,000	1,711,709
Medco Health Solutions Inc., 7.25%, 8/15/13		3,450,000	3,863,814
Merck & Co. Inc., 5.75%, 11/15/36		3,960,000	4,254,382
Quest Diagnostics Inc./DE, 5.45%, 11/1/15		3,500,000	3,821,507
Wyeth, 6.5%, 2/1/34		2,370,000	2,723,097

			19,405,597
Industrials - 3.8%
Boeing Co./The, 8.625%, 11/15/31		760,000	1,016,167
Boeing Co./The, 6.875%, 10/15/43		1,380,000	1,604,976
Burlington Northern Santa Fe LLC, 8.125%, 4/15/20		2,925,000	3,655,092
EI du Pont de Nemours & Co., 5%, 1/15/13		195,000	208,385
General Electric Co., 5%, 2/1/13		3,200,000	3,409,303
Lockheed Martin Corp., 7.65%, 5/1/16		1,450,000	1,758,631
Norfolk Southern Corp., 5.59%, 5/17/25		1,268,000	1,358,654
Norfolk Southern Corp., 7.05%, 5/1/37		1,400,000	1,694,578
Southwest Airlines Co. 1994-A Pass Through Trust, Series A3, 8.7%, 7/1/11		682	692
Waste Management Inc., 7.125%, 12/15/17		2,465,000	2,860,544

			17,567,022
Information Technology - 1.2%
Cisco Systems Inc., 5.5%, 2/22/16		2,400,000	2,694,770
Xerox Corp., 6.875%, 8/15/11		2,640,000	2,696,158

			5,390,928
Materials - 1.2%
Westvaco Corp., 8.2%, 1/15/30		2,250,000	2,401,259
Weyerhaeuser Co., 7.375%, 3/15/32		3,000,000	3,163,461

			5,564,720
Telecommunication Services - 1.6%
Comcast Cable Communications Holdings Inc., 9.455%, 11/15/22		3,080,000	4,167,881
Rogers Communications Inc. (F), 6.25%, 6/15/13		3,000,000	3,306,063

			7,473,944
Utilities - 4.6%
Indianapolis Power & Light Co. (C) (D), 6.05%, 10/1/36		3,445,000	3,597,458
Interstate Power & Light Co., 6.25%, 7/15/39		2,925,000	3,185,056
Sierra Pacific Power Co., Series M, 6%, 5/15/16		3,250,000	3,662,578
Southern Power Co., Series B, 6.25%, 7/15/12		3,500,000	3,713,906
Southwestern Electric Power Co., Series E, 5.55%, 1/15/17		2,165,000	2,298,474
Virginia Electric and Power Co., Series C, 5.1%, 11/30/12		1,165,000	1,239,016
Wisconsin Electric Power Co., 6.5%, 6/1/28		3,000,000	3,377,394

			21,073,882

Total Corporate Notes and Bonds ( Cost $115,374,333 )			118,896,158
MORTGAGE BACKED SECURITIES - 22.2%
Fannie Mae - 18.7%
4%, 4/1/15 Pool # 255719		1,061,525	1,095,299
5.5%, 4/1/16 Pool # 745444		1,484,203	1,596,714
6%, 5/1/16 Pool # 582558		95,421	104,098
5.5%, 9/1/17 Pool # 657335		217,396	235,930
5.5%, 2/1/18 Pool # 673194		544,775	591,220
5%, 5/1/20 Pool # 813965		2,039,599	2,185,065
4.5%, 9/1/20 Pool # 835465		1,774,401	1,873,329
6%, 5/1/21 Pool # 253847		237,873	260,099
7%, 12/1/29 Pool # 762813		125,788	143,698
7%, 11/1/31 Pool # 607515		114,999	132,410
6.5%, 3/1/32 Pool # 631377		233,650	264,312
7%, 4/1/32 Pool # 641518		5,066	5,835
7%, 5/1/32 Pool # 644591		249,068	286,777
6.5%, 6/1/32 Pool # 545691		1,828,357	2,068,295
5.5%, 4/1/33 Pool # 690206		2,644,970	2,848,156
5%, 10/1/33 Pool # 254903		3,521,563	3,712,175
5.5%, 11/1/33 Pool # 555880		3,105,478	3,344,040
5%, 5/1/34 Pool # 782214		83,932	88,384
5%, 6/1/34 Pool # 778891		904,148	952,097
5.5%, 6/1/34 Pool # 780384		3,475,056	3,737,666
7%, 7/1/34 Pool # 792636		82,412	95,406
5.5%, 8/1/34 Pool # 793647		351,928	379,139
5.5%, 3/1/35 Pool # 810075		1,782,966	1,916,033
5.5%, 3/1/35 Pool # 815976		1,958,595	2,106,606
5.5%, 7/1/35 Pool # 825283		2,084,291	2,241,800
5%, 8/1/35 Pool # 829670		2,890,960	3,042,470
5.5%, 8/1/35 Pool # 826872		982,483	1,056,729
5%, 9/1/35 Pool # 820347		2,554,259	2,697,701
5%, 9/1/35 Pool # 835699		2,364,892	2,497,700
5%, 10/1/35 Pool # 797669		3,805,719	4,007,330
5.5%, 10/1/35 Pool # 836912		486,677	522,998
5%, 11/1/35 Pool # 844809		2,340,575	2,463,241
5%, 12/1/35 Pool # 850561		2,299,576	2,420,092
5.5%, 2/1/36 Pool # 851330		997,167	1,072,617
5.5%, 10/1/36 Pool # 896340		980,950	1,055,080
5.5%, 10/1/36 Pool # 901723		4,355,003	4,670,501
6.5%, 10/1/36 Pool # 894118		2,250,516	2,532,492
6%, 11/1/36 Pool # 902510		3,257,901	3,585,158
5.5%, 2/1/37 Pool # 905140		2,888,152	3,113,630
5.5%, 5/1/37 Pool # 899323		2,254,468	2,424,838
5.5%, 5/1/37 Pool # 928292		1,689,071	1,820,937
6%, 10/1/37 Pool # 947563		2,890,329	3,180,664
5.5%, 7/1/38 Pool # 986973		3,570,314	3,840,346
5%, 8/1/38 Pool # 988934		3,628,190	3,813,801
6.5%, 8/1/38 Pool # 987711		3,322,356	3,727,540

			85,810,448
Freddie Mac - 3.4%
5%, 5/1/18 Pool # E96322		1,596,191	1,708,287
8%, 6/1/30 Pool # C01005		72,970	86,159
7%, 3/1/31 Pool # C48129		257,840	296,841
5%, 7/1/33 Pool # A11325		2,370,801	2,491,629
6%, 10/1/34 Pool # A28439		476,151	522,492
6%, 10/1/34 Pool # A28598		270,289	296,595
5.5%, 11/1/34 Pool # A28282		3,959,522	4,264,457
5%, 4/1/35 Pool # A32314		438,436	460,507
5%, 4/1/35 Pool # A32315		1,025,817	1,080,983
5%, 4/1/35 Pool # A32316		1,153,446	1,215,475
5%, 4/1/35 Pool # A32509		282,310	297,492
5%, 1/1/37 Pool # A56371		2,844,499	2,977,913

			15,698,830
Ginnie Mae - 0.1%
8%, 10/20/15 Pool # 2995		50,254	55,002
6.5%, 2/20/29 Pool # 2714		175,204	197,643
6.5%, 4/20/31 Pool # 3068		137,878	155,687

			408,332

Total Mortgage Backed Securities ( Cost $94,263,971 )			101,917,610
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 47.5%
Fannie Mae - 1.5%
5.25%, 8/1/12		2,400,000	2,538,557
4.625%, 10/15/14		3,905,000	4,296,515

			6,835,072
Federal Farm Credit Bank - 1.0%
5.875%, 10/3/16		4,000,000	4,639,252
Freddie Mac - 1.9%
4.875%, 11/15/13		2,500,000	2,738,350
4.5%, 1/15/14		5,500,000	5,977,989

			8,716,339
U.S. Treasury Bonds – 2.9%
6.625%, 2/15/27		7,350,000	9,513,656
4.5%, 5/15/38		4,000,000	4,011,876

			13,525,532
U.S. Treasury Notes - 40.2%
1%, 7/31/11		5,000,000	5,014,260
4.625%, 12/31/11		23,100,000	23,853,453
1.375%, 2/15/12		11,400,000	11,508,209
4.625%, 2/29/12		6,425,000	6,677,483
1.375%, 5/15/12		2,625,000	2,654,224
4.875%, 6/30/12		6,000,000	6,331,872
3.625%, 5/15/13		4,000,000	4,234,064
3.125%, 8/31/13		2,710,000	2,849,733
4%, 2/15/14		9,500,000	10,265,196
1.875%, 2/28/14		10,000,000	10,185,160
4.25%, 8/15/14		11,200,000	12,247,379
2.375%, 9/30/14		3,600,000	3,703,781
2.625%, 12/31/14		20,000,000	20,706,240
2.5%, 3/31/15		1,750,000	1,799,910
4.25%, 8/15/15		8,900,000	9,768,444
3.25%, 12/31/16		8,000,000	8,314,376
3.125%, 1/31/17		4,000,000	4,127,500
2.375%, 7/31/17		4,000,000	3,920,000
4.25%, 11/15/17		9,100,000	9,920,420
2.75%, 2/15/19		19,750,000	19,297,903
3.375%, 11/15/19		1,000,000	1,010,938
2.625%, 11/15/20		6,500,000	6,065,312

			184,455,857

Total U.S. Government and Agency Obligations ( Cost $210,623,423 )			218,172,052
		Shares
INVESTMENT COMPANY - 1.8%
State Street Institutional U.S. Government Money Market Fund		8,031,895	8,031,895

Total Investment Company ( Cost $8,031,895 )			8,031,895

TOTAL INVESTMENTS - 99.2% ( Cost $436,283,829 )			455,273,311
NET OTHER ASSETS AND LIABILITIES - 0.8%			3,800,312

TOTAL NET ASSETS - 100.0%			$459,073,623

*	Non-income producing.
(A)
Stated interest rate is contingent upon sufficient collateral market value.  If collateral market value falls below a stated level, the issuer will either initiate a clean-up call or increase the stated interest rate.

(B)	Floating rate or variable rate note. Rate shown is as of March 31, 2011.
(C)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors."

(D)	Illiquid security (See Note 3).
(E)	In Default. Issuer is bankrupt.
(F)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 1.79% of total net assets.

See accompanying Notes to Portfolio of Investments.

Ultra Series Fund | March 31, 2011

High Income Fund Portfolio of Investments (unaudited)

		Par Value	Value (Note 1)
CORPORATE NOTES AND BONDS - 95.3%
Consumer Discretionary - 30.9%
Auto Components - 3.5%
American Axle & Manufacturing Holdings Inc. (A), 9.25%, 1/15/17		$500,000	$555,000
American Axle & Manufacturing Inc., 7.875%, 3/1/17		1,000,000	1,015,000
Goodyear Tire & Rubber Co./The, 10.5%, 5/15/16		500,000	560,000
Tenneco Inc., 8.125%, 11/15/15		350,000	374,500
Uncle Acquisition 2010 Corp. (A), 8.625%, 2/15/19		500,000	525,000
Visteon Corp. (A), 6.75%, 4/15/19		500,000	500,000

			3,529,500
Consumer Finance - 0.5%
Ally Financial Inc. (A), 7.5%, 9/15/20		500,000	533,125
Hotels, Restaurants & Leisure - 4.8%
Ameristar Casinos Inc., 9.25%, 6/1/14		500,000	549,375
Ameristar Casinos Inc. (A), 7.5%, 4/15/21		500,000	495,625
Boyd Gaming Corp., 6.75%, 4/15/14		200,000	200,500
Isle of Capri Casinos Inc., 7%, 3/1/14		500,000	496,250
MGM Resorts International, 6.75%, 9/1/12		750,000	765,000
MGM Resorts International, 6.75%, 4/1/13		150,000	151,125
Penn National Gaming Inc., 6.75%, 3/1/15		300,000	304,875
Penn National Gaming Inc., 8.75%, 8/15/19		250,000	275,937
Pinnacle Entertainment Inc., 8.625%, 8/1/17		500,000	545,000
Pinnacle Entertainment Inc., 8.75%, 5/15/20		300,000	312,000
Scientific Games International Inc. (A), 7.875%, 6/15/16		750,000	791,250

			4,886,937
Household Durables - 1.6%
Griffon Corp. (A), 7.125%, 4/1/18		500,000	508,750
Jarden Corp., 7.5%, 5/1/17		500,000	533,750
Spectrum Brands Holdings Inc. (A), 9.5%, 6/15/18		500,000	551,250

			1,593,750
Leisure Equipment & Products - 0.3%
Easton-Bell Sports Inc., 9.75%, 12/1/16		250,000	281,250
Media - 15.5%
Allbritton Communications Co., 8%, 5/15/18		950,000	1,002,250
Belo Corp., 8%, 11/15/16		500,000	548,125
Cablevision Systems Corp., 7.75%, 4/15/18		250,000	270,000
Cablevision Systems Corp., 8%, 4/15/20		250,000	272,500
CCO Holdings LLC / CCO Holdings Capital Corp. (A), 8.125%, 4/30/20		1,000,000	1,087,500
Cengage Learning Acquisitions Inc. (A), 10.5%, 1/15/15		1,000,000	1,020,000
Cenveo Corp., 8.875%, 2/1/18		500,000	501,250
Gray Television Inc., 10.5%, 6/29/15		700,000	744,625
Hughes Network Systems LLC/HNS Finance Corp., 9.5%, 4/15/14		1,000,000	1,032,500
Intelsat Luxembourg S.A. (B), 11.25%, 2/4/17		1,250,000	1,365,625
Interpublic Group of Cos. Inc./The (C), 4.25%, 3/15/23		125,000	142,813
Lamar Media Corp., 6.625%, 8/15/15		250,000	255,625
Lamar Media Corp., Series C, 6.625%, 8/15/15		500,000	510,000
Liberty Media LLC (C) (D), 3.125%, 3/30/23		250,000	296,875
LIN Television Corp., 6.5%, 5/15/13		950,000	950,000
Mediacom Broadband LLC / Mediacom Broadband Corp., 8.5%, 10/15/15		500,000	518,750
Nielsen Finance LLC / Nielsen Finance Co. (A), 7.75%, 10/15/18		500,000	536,250
Quebecor Media Inc. (B), 7.75%, 3/15/16		500,000	518,750
Sirius XM Radio Inc. (C), 3.25%, 10/15/11		250,000	250,937
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH (A) (B), 8.125%, 12/1/17		1,000,000	1,052,500
UPCB Finance III Ltd. (A) (B), 6.625%, 7/1/20		500,000	490,000
Viasat Inc., 8.875%, 9/15/16		500,000	535,625
Virgin Media Finance PLC (B), 9.125%, 8/15/16		850,000	901,000
XM Satellite Radio Inc. (A) (C), 7%, 12/1/14		250,000	331,250
XM Satellite Radio Inc. (A), 7.625%, 11/1/18		500,000	527,500

			15,662,250
Multiline Retail - 0.7%
Neiman Marcus Group Inc./The, PIK, 9%, 10/15/15		250,000	261,250
Sears Holding Corp. (A), 6.625%, 10/15/18		450,000	436,500

			697,750
Specialty Retail - 1.8%
Ltd. Brands Inc., 6.9%, 7/15/17		250,000	268,125
Penske Automotive Group Inc., 7.75%, 12/15/16		750,000	775,313
Yankee Acquisition Corp./MA, Series B, 8.5%, 2/15/15		750,000	778,125

			1,821,563
Textiles, Apparel & Luxury Goods - 2.2%
Hanesbrands Inc., 6.375%, 12/15/20		250,000	243,750
Iconix Brand Group Inc. (C), 1.875%, 6/30/12		900,000	910,125
Levi Strauss & Co., 7.625%, 5/15/20		500,000	501,250
Phillips-Van Heusen Corp., 7.375%, 5/15/20		500,000	528,750

			2,183,875
Consumer Staples - 7.2%
ACCO Brands Corp., 10.625%, 3/15/15		250,000	281,875
ACCO Brands Corp., 7.625%, 8/15/15		500,000	510,000
Blue Merger Sub Inc. (A), 7.625%, 2/15/19		1,000,000	1,013,750
Central Garden and Pet Co., 8.25%, 3/1/18		500,000	523,750
Dole Food Co. Inc. (A), 8%, 10/1/16		200,000	212,250
Ingles Markets Inc., 8.875%, 5/15/17		750,000	805,313
NBTY Inc. (A), 9%, 10/1/18		1,000,000	1,085,000
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp. (A), 9.25%, 4/1/15		500,000	521,875
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp. (A), 8.25%, 9/1/17		500,000	522,500
Sealy Mattress Co., 8.25%, 6/15/14		250,000	252,500
Stater Brothers Holdings, 7.75%, 4/15/15		500,000	518,750
SUPERVALU Inc., 8%, 5/1/16		500,000	500,000
Tops Markets LLC (A), 10.125%, 10/15/15		500,000	537,500

			7,285,063
Energy - 6.5%
Chaparral Energy Inc., 8.875%, 2/1/17		350,000	367,500
Chaparral Energy Inc. (A), 8.25%, 9/1/21		500,000	515,000
Chesapeake Energy Corp. (C), 2.5%, 5/15/37		250,000	271,563
Complete Production Services Inc., 8%, 12/15/16		750,000	791,250
Continental Resources Inc./OK, 8.25%, 10/1/19		250,000	276,562
Copano Energy LLC / Copano Energy Finance Corp., 7.125%, 4/1/21		550,000	556,875
Exterran Holdings Inc. (A), 7.25%, 12/1/18		500,000	510,000
Ferrellgas Partners L.P. / Ferrellgas Partners Finance Corp., 8.625%, 6/15/20		488,000	529,480
Helix Energy Solutions Group Inc. (A), 9.5%, 1/15/16		150,000	158,250
Helix Energy Solutions Group Inc. (C), 3.25%, 12/15/25		1,000,000	1,003,750
Inergy LP / Inergy Finance Corp. (A), 6.875%, 8/1/21		500,000	521,250
Plains Exploration & Production Co., 10%, 3/1/16		500,000	563,750
Regency Energy Partners LP / Regency Energy Finance Corp., 6.875%, 12/1/18		500,000	532,500

			6,597,730
Financials - 2.2%
CIT Group Inc., 7%, 5/1/16		600,000	600,750
Nuveen Investments Inc., 10.5%, 11/15/15		1,000,000	1,027,500
Trans Union LLC/TransUnion Financing Corp. (A), 11.375%, 6/15/18		500,000	571,250

			2,199,500
Health Care - 8.7%
AMGH Merger Sub Inc. (A), 9.25%, 11/1/18		500,000	536,875
Biomet Inc., 10%, 10/15/17		250,000	274,062
Biomet Inc., 11.625%, 10/15/17		750,000	836,250
Capella Healthcare Inc. (A), 9.25%, 7/1/17		250,000	266,250
DaVita Inc., 6.375%, 11/1/18		500,000	505,000
Endo Pharmaceuticals Holdings Inc. (A), 7%, 12/15/20		500,000	516,875
HCA Inc., 5.75%, 3/15/14		250,000	254,688
Hologic Inc. (C) (D), 2%, 12/15/37		1,000,000	965,000
IASIS Healthcare LLC / IASIS Capital Corp., 8.75%, 6/15/14		500,000	510,625
LifePoint Hospitals Inc. (C), 3.5%, 5/15/14		1,000,000	1,065,000
Stewart Enterprises Inc. (D) (E), 6.25%, 2/15/13		500,000	501,000
Tenet Healthcare Corp., 8%, 8/1/20		1,000,000	1,042,500
Valeant Pharmaceuticals International (A), 7%, 10/1/20		1,000,000	970,000
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II Inc. (A), 7.75%, 2/1/19		500,000	506,250

			8,750,375
Industrials - 15.8%
Affinion Group Inc., 11.5%, 10/15/15		750,000	791,250
ARAMARK Corp., 8.5%, 2/1/15		1,750,000	1,824,375
Avis Budget Car Rental LLC / Avis Budget Finance Inc., 8.25%, 1/15/19		500,000	523,750
Avis Budget Car Rental LLC / Avis Budget Finance Inc. (D), 7.625%, 5/15/14		267,000	273,008
Bristow Group Inc., 7.5%, 9/15/17		750,000	788,437
FTI Consulting Inc., 7.75%, 10/1/16		750,000	783,750
Gulfmark Offshore Inc. (D), 7.75%, 7/15/14		255,000	260,100
Hertz Corp./The, 8.875%, 1/1/14		184,000	188,600
Hertz Corp/The (A), 6.75%, 4/15/19		500,000	495,625
Mac-Gray Corp., 7.625%, 8/15/15		500,000	510,000
Moog Inc., 7.25%, 6/15/18		500,000	531,250
Pinafore LLC/Pinafore Inc. (A), 9%, 10/1/18		1,000,000	1,085,000
RBS Global Inc./Rexnord LLC, 8.5%, 5/1/18		500,000	540,000
RSC Equipment Rental Inc./RSC Holdings III LLC, 9.5%, 12/1/14		730,000	764,675
RSC Equipment Rental Inc./RSC Holdings III LLC (A), 8.25%, 2/1/21		500,000	520,000
ServiceMaster Co./The, PIK (A), 10.75%, 7/15/15		1,000,000	1,062,500
Terex Corp., 8%, 11/15/17		550,000	579,563
Texas Industries Inc., 9.25%, 8/15/20		400,000	432,000
Trinity Industries Inc. (C), 3.875%, 6/1/36		1,000,000	1,090,000
United Rentals North America Inc., 10.875%, 6/15/16		250,000	288,750
United Rentals North America Inc., 8.375%, 9/15/20		500,000	522,500
USG Corp. (D), 9.75%, 1/15/18		500,000	523,750
WCA Waste Corp. (E), 9.25%, 6/15/14		1,000,000	1,030,000
West Corp./Old, 11%, 10/15/16		450,000	483,750

			15,892,633
Information Technology - 7.1%
Advanced Micro Devices Inc. (C), 6%, 5/1/15		477,000	491,906
Advanced Micro Devices Inc., 8.125%, 12/15/17		250,000	260,000
Advanced Micro Devices Inc., 7.75%, 8/1/20		500,000	513,750
Alcatel-Lucent USA Inc., Series B (C) (D), 2.875%, 6/15/25		1,025,000	991,687
Buccaneer Merger Sub Inc. (A), 9.125%, 1/15/19		500,000	530,000
General Cable Corp. (C), 0.875%, 11/15/13		500,000	546,875
Linear Technology Corp., Series A (C), 3%, 5/1/27		500,000	536,875
SanDisk Corp. (C), 1%, 5/15/13		1,000,000	981,250
Sanmina-SCI Corp., 8.125%, 3/1/16		900,000	931,500
SunGard Data Systems Inc., 10.625%, 5/15/15		750,000	822,188
SunGard Data Systems Inc. (A), 7.375%, 11/15/18		500,000	511,250

			7,117,281
Materials - 6.0%
Cascades Inc. (B), 7.875%, 1/15/20		250,000	263,750
Ferro Corp., 7.875%, 8/15/18		500,000	530,000
FMG Resources August 2006 Pty Ltd. (A) (B), 7%, 11/1/15		1,000,000	1,037,500
Graham Packaging Co. LP/GPC Capital Corp. I (A), 8.25%, 1/1/17		500,000	536,250
Graphic Packaging International Inc., 9.5%, 6/15/17		350,000	388,500
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18		250,000	264,375
Huntsman International LLC, 5.5%, 6/30/16		500,000	491,250
JMC Steel Group (A), 8.25%, 3/15/18		1,000,000	1,022,500
Reynolds Group Holdings Ltd. (A), 8.25%, 2/15/21		500,000	495,000
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC (A), 8.5%, 5/15/18		250,000	253,125
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC (A), 9%, 4/15/19		750,000	776,250

			6,058,500
Telecommunication Services - 6.6%
Avaya Inc., 9.75%, 11/1/15		500,000	506,303
CommScope Inc. (A), 8.25%, 1/15/19		500,000	522,500
Level 3 Communications Inc. (C), 3.5%, 6/15/12		850,000	838,312
PAETEC Holding Corp., 8.875%, 6/30/17		900,000	969,750
Qwest Communications International Inc. (D), 7.5%, 2/15/14		500,000	508,125
Qwest Communications International Inc., Series B, 7.5%, 2/15/14		500,000	508,125
tw telecom holdings, Inc., 8%, 3/1/18		500,000	539,375
Wind Acquisition Finance S.A. (A) (B), 11.75%, 7/15/17		1,000,000	1,150,000
Windstream Corp., 7.875%, 11/1/17		250,000	268,125
Windstream Corp., 7%, 3/15/19		250,000	251,875
Windstream Corp., 7.75%, 10/15/20		600,000	616,500

			6,678,990
Utilities - 4.3%
AES Corp./The, 8%, 6/1/20		500,000	540,000
Calpine Corp. (A), 7.25%, 10/15/17		910,000	946,400
GenOn Energy Inc., 7.875%, 6/15/17		500,000	496,250
Mirant Americas Generation LLC, 8.3%, 5/1/11		750,000	751,875
Mirant Americas Generation LLC, 8.5%, 10/1/21		500,000	520,000
NRG Energy Inc., 7.375%, 2/1/16		525,000	543,375
NRG Energy Inc. (A), 8.25%, 9/1/20		475,000	494,000

			4,291,900

Total Corporate Notes and Bonds ( Cost $89,954,195 )			96,061,972
		Shares
PREFERRED STOCK - 0.1%
Information Technology - 0.1%
Lucent Technologies Capital Trust I		75	73,500

Total Preferred Stock ( Cost $73,969 )			73,500
INVESTMENT COMPANY - 6.5%
State Street Institutional U.S. Government Money Market Fund		6,576,535	6,576,535

Total Investment Company ( Cost $6,576,535 )			6,576,535

TOTAL INVESTMENTS - 101.9% ( Cost $96,604,699 )			102,712,007

NET OTHER ASSETS AND LIABILITIES - (1.9%)			(1,873,692)

TOTAL NET ASSETS - 100.0%			$100,838,315

(A)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors."

(B)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 6.72% of total net assets.
(C)	Convertible.
(D)	Floating rate or variable rate note. Rate shown is as of March 31, 2011.
(E)	Illiquid security (See Note 3).

PIK	Payment in Kind.
PLC	Public Limited Company.
ULC	Unlimited Limited Company

See accompanying Notes to Portfolio of Investments.

Ultra Series Fund | March 31, 2011

Diversified Income Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
COMMON STOCKS - 51.3%
Consumer Discretionary - 3.8%
McDonald's Corp.		42,000	$3,195,780
Omnicom Group Inc.		71,500	3,507,790
Target Corp.		67,000	3,350,670
Time Warner Inc.		68,000	2,427,600
VF Corp.		35,000	3,448,550

			15,930,390
Consumer Staples - 7.9%
Altria Group Inc.		91,000	2,368,730
Coca-Cola Co./The		81,900	5,434,065
Diageo PLC, ADR		30,000	2,286,600
Kraft Foods Inc., Class A		169,018	5,300,405
PepsiCo Inc./NC		91,000	5,861,310
Philip Morris International Inc.		71,000	4,659,730
Procter & Gamble Co./The		74,000	4,558,400
Sysco Corp.		82,000	2,271,400

			32,740,640
Energy - 7.7%
Chevron Corp.		105,000	11,280,150
ConocoPhillips		116,000	9,263,760
Ensco PLC, ADR		53,000	3,065,520
Marathon Oil Corp.		100,000	5,331,000
Spectra Energy Corp.		114,500	3,112,110

			32,052,540
Financials - 6.5%
Axis Capital Holdings Ltd.		97,000	3,387,240
Bank of New York Mellon Corp./The		109,100	3,258,817
Northern Trust Corp.		45,000	2,283,750
Travelers Cos. Inc./The		98,000	5,829,040
US Bancorp		165,000	4,360,950
Wells Fargo & Co.		149,000	4,723,300
Willis Group Holdings PLC		75,000	3,027,000

			26,870,097
Health Care - 8.2%
Johnson & Johnson		135,000	7,998,750
Medtronic Inc.		107,000	4,210,450
Merck & Co. Inc.		222,000	7,328,220
Novartis AG, ADR		80,000	4,348,000
Pfizer Inc.		503,019	10,216,316

			34,101,736
Industrials - 6.1%
3M Co.		56,000	5,236,000
Boeing Co./The		33,000	2,439,690
Illinois Tool Works Inc.		87,000	4,673,640
Lockheed Martin Corp.		45,000	3,618,000
Norfolk Southern Corp.		37,000	2,562,990
United Technologies Corp.		26,800	2,268,620
Waste Management Inc.		127,000	4,742,180

			25,541,120
Information Technology - 6.6%
Automatic Data Processing Inc.		58,600	3,006,766
Broadridge Financial Solutions Inc.		146,000	3,312,740
Intel Corp.		346,000	6,978,820
International Business Machines Corp.		22,200	3,620,154
Linear Technology Corp.		66,000	2,219,580
Microsoft Corp.		201,000	5,097,360
Paychex Inc.		105,000	3,292,800

			27,528,220
Materials - 1.4%
Air Products & Chemicals Inc.		40,000	3,607,200
Nucor Corp.		50,000	2,301,000

			5,908,200
Telecommunication Service - 1.9%
AT&T Inc.		255,015	7,803,459
Utilities - 1.2%
Exelon Corp.		60,000	2,474,400
FirstEnergy Corp.		67,000	2,485,030

			4,959,430

Total Common Stocks ( Cost $178,416,959 )			213,435,832
		Par Value
ASSET BACKED SECURITIES - 1.2%
ABSC Long Beach Home Equity Loan Trust, Series 2000-LB1, Class AF5 (A), 8.55%, 9/21/30		$599,648	616,604
CarMax Auto Owner Trust, Series 2007-2, Class B, 5.37%, 3/15/13		1,975,000	2,006,866
Chase Issuance Trust, Series 2007-A17, Class A, 5.12%, 10/15/14		2,045,000	2,177,511

Total Asset Backed Securities ( Cost $4,636,422 )			4,800,981
CORPORATE NOTES AND BONDS - 17.3%
Consumer Discretionary - 1.6%
American Association of Retired Persons (B) (C), 7.5%, 5/1/31		2,000,000	2,490,614
DR Horton Inc., 5.25%, 2/15/15		515,000	522,725
ERAC USA Finance LLC (B) (C), 6.7%, 6/1/34		1,850,000	1,911,024
Royal Caribbean Cruises Ltd. (D), 7.25%, 6/15/16		1,600,000	1,714,000

			6,638,363
Consumer Staples - 1.0%
Kraft Foods Inc., 6.5%, 11/1/31		2,025,000	2,224,865
PepsiCo Inc./NC, 4.65%, 2/15/13		620,000	661,074
WM Wrigley Jr. Co. (B) (C), 3.05%, 6/28/13		1,310,000	1,331,272

			4,217,211
Energy - 1.2%
ConocoPhillips, 6.65%, 7/15/18		1,500,000	1,758,633
Hess Corp., 7.875%, 10/1/29		1,150,000	1,419,955
Transocean Inc. (D), 6%, 3/15/18		750,000	809,757
Transocean Inc. (D), 7.5%, 4/15/31		1,030,000	1,155,866

			5,144,211
Financials - 3.4%
American General Finance Corp., 5.85%, 6/1/13		1,115,000	1,089,913
HCP Inc., 6.7%, 1/30/18		1,450,000	1,607,065
Lehman Brothers Holdings Inc. * (E), 5.75%, 1/3/17		1,735,000	174
National Rural Utilities Cooperative Finance Corp., Series C, 7.25%, 3/1/12		2,400,000	2,542,742
Nationwide Health Properties Inc., Series D, 8.25%, 7/1/12		2,400,000	2,543,686
Simon Property Group L.P., 5.875%, 3/1/17		530,000	588,005
Swiss Re Solutions Holding Corp., 7%, 2/15/26		1,000,000	1,069,042
US Bank NA/Cincinnati OH, 6.3%, 2/4/14		2,000,000	2,226,086
Wells Fargo & Co., 5.25%, 10/23/12		1,450,000	1,537,033
Western Union Co./The, 5.93%, 10/1/16		935,000	1,038,337

			14,242,083
Health Care - 3.1%
Amgen Inc., 5.85%, 6/1/17		3,950,000	4,495,064
Eli Lilly & Co., 6.57%, 1/1/16		1,200,000	1,398,964
Genentech Inc., 5.25%, 7/15/35		740,000	727,968
Medco Health Solutions Inc., 7.25%, 8/15/13		1,550,000	1,735,916
Merck & Co. Inc., 5.75%, 11/15/36		1,320,000	1,418,127
Quest Diagnostics Inc./DE, 5.45%, 11/1/15		1,500,000	1,637,789
Wyeth, 6.5%, 2/1/34		1,100,000	1,263,885

			12,677,713
Industrials - 1.8%
Boeing Co./The, 8.625%, 11/15/31		350,000	467,972
Boeing Co./The, 6.875%, 10/15/43		620,000	721,076
Burlington Northern Santa Fe LLC, 8.125%, 4/15/20		1,365,000	1,705,709
EI du Pont de Nemours & Co., 5%, 1/15/13		103,000	110,070
Lockheed Martin Corp., 7.65%, 5/1/16		780,000	946,022
Norfolk Southern Corp., 5.59%, 5/17/25		957,000	1,025,420
Norfolk Southern Corp., 7.05%, 5/1/37		1,050,000	1,270,934
Waste Management Inc., 7.125%, 12/15/17		1,150,000	1,334,534

			7,581,737
Information Technology - 0.3%
Cisco Systems Inc., 5.5%, 2/22/16		960,000	1,077,908
Materials - 0.3%
Westvaco Corp., 8.2%, 1/15/30		1,025,000	1,093,907
Telecommunication Services - 0.9%
Comcast Cable Communications Holdings Inc., 9.455%, 11/15/22		1,780,000	2,408,710
Rogers Communications Inc. (D), 6.25%, 6/15/13		1,315,000	1,449,158

			3,857,868
Utilities - 3.7%
Indianapolis Power & Light Co. (B) (C), 6.05%, 10/1/36		1,555,000	1,623,817
Interstate Power & Light Co., 6.25%, 7/15/39		1,365,000	1,486,359
MidAmerican Energy Co., 5.65%, 7/15/12		4,000,000	4,222,064
Nevada Power Co., Series R, 6.75%, 7/1/37		1,600,000	1,822,800
Sierra Pacific Power Co., Series M, 6%, 5/15/16		474,000	534,173
Southern Power Co., Series B, 6.25%, 7/15/12		1,500,000	1,591,674
Southwestern Electric Power Co., Series E, 5.55%, 1/15/17		835,000	886,479
Virginia Electric and Power Co., Series C, 5.1%, 11/30/12		620,000	659,390
Westar Energy Inc., 6%, 7/1/14		2,400,000	2,635,241

			15,461,997

Total Corporate Notes and Bonds ( Cost $69,079,434 )			71,992,998
MORTGAGE BACKED SECURITIES - 10.3%
Fannie Mae - 8.8%
4%, 4/1/15 Pool # 255719		498,368	514,225
5.5%, 4/1/16 Pool # 745444		573,581	617,062
6%, 5/1/16 Pool # 582558		174,938	190,846
5%, 12/1/17 Pool # 672243		1,131,393	1,211,378
4.5%, 9/1/20 Pool # 835465		1,090,820	1,151,636
6%, 5/1/21 Pool # 253847		202,369	221,278
7%, 12/1/29 Pool # 762813		58,908	67,295
7%, 11/1/31 Pool # 607515		114,999	132,410
7%, 4/1/32 Pool # 641518		2,713	3,125
7%, 5/1/32 Pool # 644591		136,929	157,660
5.5%, 10/1/33 Pool # 254904		949,013	1,021,916
5.5%, 11/1/33 Pool # 555880		3,105,478	3,344,040
5%, 5/1/34 Pool # 780890		3,169,155	3,337,226
7%, 7/1/34 Pool # 792636		39,446	45,665
5.5%, 8/1/34 Pool # 793647		339,998	366,286
5.5%, 3/1/35 Pool # 815976		1,900,272	2,043,875
5.5%, 7/1/35 Pool # 825283		866,526	932,009
5.5%, 8/1/35 Pool # 826872		431,130	463,710
5%, 9/1/35 Pool # 820347		1,043,938	1,102,564
5%, 9/1/35 Pool # 835699		989,915	1,045,507
5%, 10/1/35 Pool # 797669		1,192,153	1,255,308
5.5%, 10/1/35 Pool # 836912		1,063,498	1,142,869
5%, 12/1/35 Pool # 850561		961,974	1,012,389
5.5%, 12/1/35 Pool # 844583		2,344,638	2,521,822
5.5%, 2/1/36 Pool # 851330		447,867	481,754
5.5%, 9/1/36 Pool # 831820		1,940,543	2,102,956
6%, 9/1/36 Pool # 831741		788,996	864,774
5.5%, 10/1/36 Pool # 896340		441,359	474,713
5.5%, 10/1/36 Pool # 901723		1,633,126	1,751,438
5.5%, 12/1/36 Pool # 902853		1,727,729	1,859,373
5.5%, 12/1/36 Pool # 903059		1,604,216	1,732,464
5.5%, 12/1/36 Pool # 907512		1,408,023	1,514,427
5.5%, 12/1/36 Pool # 907635		1,815,013	1,960,114

			36,644,114
Freddie Mac - 1.5%
8%, 6/1/30 Pool # C01005		58,376	68,927
6.5%, 1/1/32 Pool # C62333		210,260	237,623
5%, 7/1/33 Pool # A11325		2,370,801	2,491,629
6%, 10/1/34 Pool # A28439		220,823	242,315
6%, 10/1/34 Pool # A28598		125,351	137,551
5%, 4/1/35 Pool # A32314		237,091	249,026
5%, 4/1/35 Pool # A32315		458,073	482,707
5%, 4/1/35 Pool # A32316		396,495	417,818
5%, 4/1/35 Pool # A32509		187,495	197,578
5%, 1/1/37 Pool # A56371		1,422,249	1,488,956

			6,014,130
Ginnie Mae – 0.0%
6.5%, 4/20/31 Pool # 3068		113,546	128,213

Total Mortgage Backed Securities ( Cost $39,760,398 )			42,786,457
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 14.3%
U.S. Treasury Bond - 1.0%
6.625%, 2/15/27		3,270,000	4,232,606
U.S. Treasury Notes - 13.3%
4.875%, 4/30/11		3,900,000	3,914,777
1%, 7/31/11		3,000,000	3,008,556
4.625%, 12/31/11		3,150,000	3,252,744
1.375%, 2/15/12		1,125,000	1,135,679
4.625%, 2/29/12		3,400,000	3,533,610
1.375%, 5/15/12		1,312,000	1,326,607
4%, 11/15/12		2,500,000	2,636,620
3.625%, 5/15/13		1,980,000	2,095,862
3.125%, 8/31/13		1,175,000	1,235,585
4%, 2/15/14		4,810,000	5,197,431
4.25%, 8/15/14		4,965,000	5,429,307
2.375%, 9/30/14		1,400,000	1,440,359
2.5%, 3/31/15		795,000	817,673
4.5%, 2/15/16		3,550,000	3,939,392
3.25%, 12/31/16		2,500,000	2,598,242
3.125%, 1/31/17		2,000,000	2,063,750
2.375%, 7/31/17		2,000,000	1,960,000
4.25%, 11/15/17		5,100,000	5,559,796
2.75%, 2/15/19		1,300,000	1,270,242
3.375%, 11/15/19		1,000,000	1,010,938
2.625%, 11/15/20		1,900,000	1,772,937

			55,200,107

Total U.S. Government and Agency Obligations ( Cost $57,400,908 )			59,432,713
		Shares
INVESTMENT COMPANY - 5.1%
State Street Institutional U.S. Government Money Market Fund		21,165,679	21,165,679

Total Investment Company ( Cost $21,165,679 )			21,165,679

TOTAL INVESTMENTS - 99.5% ( Cost $370,459,800 )			413,614,660
NET OTHER ASSETS AND LIABILITIES - 0.5%			2,264,116

TOTAL NET ASSETS - 100.0%			$415,878,776

*	Non-income producing.
(A)
Stated interest rate is contingent upon sufficient collateral market value.  If collateral market value falls below a stated level, the issuer will either initiate a clean-up call or increase the stated interest rate.

(B)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors."

(C)	Illiquid security (See Note 3).
(D)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 1.2% of total net assets.
(E)	In Default. Issuer is bankrupt.

ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolio of Investments.

Ultra Series Fund | March 31, 2011

Equity Income Fund Portfolio of Investments (unaudited)

COMMON STOCK – 68.8%
Consumer Discretionary - 14.6%	Shares	Value
American Eagle Outfitters Inc.	2,700	$ 42,903
Bed Bath & Beyond Inc.*	1,300	62,751
Best Buy Co. Inc.	1,500	43,080
Kohl's Corp.	1,000	53,040
Staples Inc.	3,500	67,970
Target Corp.	1,600	80,016
TJX Cos. Inc.	1,000	49,730
		399,490
Energy - 10.9%
Apache Corp.	500	65,460
EOG Resources Inc.	600	71,106
Noble Corp.*	400	18,248
Schlumberger Ltd.	1,000	93,260
Southwestern Energy Co.*	1,200	51,564
		299,638
Financials - 10.8%
American Express Co.	1,400	63,280
Bank of New York Mellon Corp./The	2,500	74,675
Goldman Sachs Group Inc./The	300	47,541
Morgan Stanley	1,600	43,712
State Street Corp.	1,500	67,410
		296,618
Health Care - 11.6%
Celgene Corp.*	1,500	86,295
Gilead Sciences Inc.*	1,500	63,660
Merck & Co. Inc.	1,500	49,515
Mylan Inc./PA*	1,900	43,073
Teva Pharmaceutical Industries Ltd., ADR	1,500	75,255
		317,798
Information Technology - 20.9%
Adobe Systems Inc.*	1,800	59,688
Cisco Systems Inc.	5,000	85,750
eBay Inc.*	2,200	68,288
Google Inc., Class A*	200	117,242
Hewlett-Packard Co.	1,500	61,455
Intel Corp.	1,900	38,323
Microsoft Corp.	2,700	68,472
Visa Inc., Class A	1,000	73,620
		572,838
Total Common Stock
(Cost $1,841,242)		$1,886,382

INVESTMENT COMPANIES - 4.2%
iPATH S&P 500 VIX Short-Term Futures ETN*	2,000	58,720
Powershares QQQ Trust Series 1	1,000	57,430
		116,150
Total Investment Companies
(Cost $127,729)		116,150

Repurchase Agreement - 34.0%
With U.S. Bank National Association issued 3/31/11 at 0.01%, due
4/1/11, collateralized by $949,719 in Freddie Mac MBS # G11649
due 2/1/20. Proceeds at maturity are $930,988 (Cost $930,988)		930,988

TOTAL INVESTMENTS - 107.0% (Cost $2,899,959)		2,933,520
NET OTHER ASSETS AND LIABILITIES - (4.4%)		(120,875)
Total Call Options Written - (2.6%)		(72,292)
TOTAL ASSETS - 100%		$ 2,740,353

*Non-income producing
ADR-American Depository Receipt
ETN-Exchange Traded Note

Ultra Series Fund | March 31, 2011

Equity Income Fund Portfolio of Investments (unaudited)

Call Options Written	Contracts	Expiration	Strike Price	Market Value
Adobe Systems Inc.	10	April 2011	32.00	1,465
Adobe Systems Inc.	8	April 2011	34.00	332
American Eagle Outfitters Inc.	27	May 2011	15.50	2,902
American Express Co.	14	April 2011	44.00	2,198
Apache Corp.	5	July 2011	130.00	4,212
Bank of New York Mellon Corp./The	25	September 2011	31.00	3,512
Bed Bath & Beyond Inc.	13	August 2011	50.00	3,282
Best Buy Co. Inc.	15	June 2011	36.00	165
Celgene Corp.	15	July 2011	57.50	4,950
eBay Inc.	22	April 2011	29.00	4,906
EOG Resources Inc.	6	April 2011	110.00	5,400
Gilead Sciences Inc.	15	May 2011	40.00	4,912
Goldman Sachs Group Inc./The	2	April 2011	170.00	27
Intel Corp.	19	April 2011	20.00	855
iPATH S&P 500 VIX Short-Term Futures ETN	15	May 2011	35.00	2,003
Kohl's Corp.	10	April 2011	52.50	1,250
Merck & Co. Inc.	15	April 2011	37.00	23
Morgan Stanley	16	April 2011	27.00	1,208
Mylan Inc./PA	19	April 2011	21.00	3,278
Noble Corp.	4	June 2011	40.00	2,580
Powershares QQQ Trust Series 1	10	May 2011	56.00	2,455
Schlumberger Ltd.	10	May 2011	90.00	6,050
Southwestern Energy Co.	12	September 2011	45.00	3,546
State Street Corp.	15	August 2011	47.00	2,963
Teva Pharmaceutical Industries Ltd.	5	June 2011	52.50	543
Teva Pharmaceutical Industries Ltd.	10	June 2011	55.00	505
TJX Cos. Inc.	10	April 2011	46.00	3,750
Visa Inc.	10	June 2011	75.00	3,020
Total Call Options Written				$ 72,292
(Premiums received $72,988)

Ultra Series Fund | March 31, 2011

Large Cap Value Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 97.3%
Consumer Discretionary - 6.4%
Omnicom Group Inc.	174,000	$8,536,440
Target Corp.	160,000	8,001,600
Time Warner Inc.	165,000	5,890,500
TJX Cos. Inc.	120,000	5,967,600
Viacom Inc.	135,000	6,280,200

		34,676,340
Consumer Staples - 10.0%
Diageo PLC, ADR	71,000	5,411,620
Kraft Foods Inc., Class A	388,000	12,167,680
PepsiCo Inc./NC	215,000	13,848,150
Philip Morris International Inc.	100,000	6,563,000
Procter & Gamble Co./The	173,000	10,656,800
Sysco Corp.	191,000	5,290,700

		53,937,950
Energy - 15.5%
Chevron Corp.	169,546	18,214,327
ConocoPhillips	170,000	13,576,200
Marathon Oil Corp.	192,000	10,235,520
Noble Corp.	290,000	13,229,800
Occidental Petroleum Corp.	169,500	17,711,055
Southwestern Energy Co. *	245,000	10,527,650

		83,494,552
Financials - 20.3%
American Express Co.	193,000	8,723,600
Arch Capital Group Ltd. *	100,000	9,919,000
Bank of New York Mellon Corp./The	530,000	15,831,100
Brookfield Asset Management Inc., Class A	82,000	2,661,720
JPMorgan Chase & Co.	292,088	13,465,257
Travelers Cos. Inc./The	173,500	10,319,780
US Bancorp	645,000	17,047,350
Wells Fargo & Co.	560,000	17,752,000
Willis Group Holdings PLC	182,500	7,365,700
WR Berkley Corp.	198,532	6,394,715

		109,480,222
Health Care - 13.8%
Johnson & Johnson	320,000	18,960,000
Medtronic Inc.	265,000	10,427,750
Merck & Co. Inc.	448,500	14,804,985
Novartis AG, ADR	98,000	5,326,300
Pfizer Inc.	1,210,000	24,575,100

		74,094,135
Industrials - 12.3%
3M Co.	124,500	11,640,750
Boeing Co./The	84,000	6,210,120
General Electric Co.	318,000	6,375,900
Illinois Tool Works Inc.	195,000	10,475,400
Lockheed Martin Corp.	109,000	8,763,600
Norfolk Southern Corp.	88,000	6,095,760
United Technologies Corp.	68,000	5,756,200
Waste Management Inc.	284,000	10,604,560

		65,922,290

See accompanying Notes to Portfolio of Investments.

Ultra Series Fund | March 31, 2011

Large Cap Value Fund Portfolio of Investments (unaudited)

	Information Technology - 12.5%
	Broadridge Financial Solutions Inc.	270,000	6,126,300
	Cisco Systems Inc. *	535,000	9,175,250
	Intel Corp.	850,000	17,144,500
	International Business Machines Corp.	83,000	13,534,810
	Microsoft Corp.	497,000	12,603,920
	Western Union Co./The	420,000	8,723,400

			67,308,180
	Materials - 2.5%
	Air Products & Chemicals Inc.	93,000	8,386,740
	Nucor Corp.	115,000	5,292,300

			13,679,040
	Telecommunication Service - 2.5%
	AT&T Inc.	439,987	13,463,602
	Utilities - 1.5%
	Exelon Corp.	195,000	8,041,800

Total Common Stocks ( Cost $438,502,064 )			524,098,111
	INVESTMENT COMPANY - 2.4%
	State Street Institutional U.S. Government Money Market Fund	12,831,739	12,831,739

Total Investment Company ( Cost $12,831,739 )			12,831,739

TOTAL INVESTMENTS - 99.7% ( Cost $451,333,803 )			536,929,850

NET OTHER ASSETS AND LIABILITIES - 0.3% TOTAL NET ASSETS - 100.0%			1,610,458 $538,540,308

*	Non-income producing.

ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolio of Investments.

Ultra Series Fund | March 31, 2011

Large Cap Growth Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
	COMMON STOCKS - 91.3%
	Consumer Discretionary - 8.4%
	Amazon.com Inc. *	24,580	$4,427,596
	CarMax Inc. *	148,500	4,766,850
	Comcast Corp., Class A	159,400	3,940,368
	Omnicom Group Inc.	106,357	5,217,875
	Panera Bread Co., Class A *	18,300	2,324,100
	Starbucks Corp.	144,295	5,331,700
	Vitamin Shoppe Inc. *	69,475	2,350,339
	Yum! Brands Inc.	103,164	5,300,566

			33,659,394
	Consumer Staples - 6.1%
	Costco Wholesale Corp.	83,530	6,124,419
	Diageo PLC, ADR	53,630	4,087,679
	PepsiCo Inc./NC	221,780	14,284,850

			24,496,948
	Energy - 17.1%
	Apache Corp.	34,475	4,513,467
	Ensco PLC, ADR	104,400	6,038,496
	Occidental Petroleum Corp.	179,470	18,752,820
	Petrohawk Energy Corp. *	220,250	5,404,935
	Petroleo Brasileiro S.A., ADR	195,200	7,891,936
	Schlumberger Ltd.	132,775	12,382,596
	Southwestern Energy Co. *	134,910	5,797,083
	Weatherford International Ltd. *	362,760	8,198,376

			68,979,709
	Financials - 2.5%
	IntercontinentalExchange Inc. *	36,595	4,520,946
	Lazard Ltd., Class A	16,050	667,359
	T Rowe Price Group Inc.	73,701	4,895,221

			10,083,526
	Health Care - 5.8%
	Allergan Inc./United States	101,710	7,223,444
	Celgene Corp. *	191,050	10,991,107
	UnitedHealth Group Inc.	110,060	4,974,712

			23,189,263
	Industrials - 9.3%
	3M Co.	46,460	4,344,010
	Boeing Co./The	111,505	8,243,565
	Emerson Electric Co.	175,850	10,274,915
	Illinois Tool Works Inc.	102,585	5,510,866
	Roper Industries Inc.	56,775	4,908,766
	Sensata Technologies Holding N.V. *	120,405	4,181,666

			37,463,788
	Information Technology - 39.8%
	Communications Equipment - 7.3%
	Acme Packet Inc. *	80,371	5,703,126
	Cisco Systems Inc. *	794,730	13,629,620
	QUALCOMM Inc.	186,140	10,206,056

			29,538,802
	Computers & Peripherals - 5.5%
	Apple Inc. *	63,945	22,281,635
	Electronic Equipment, Instruments & Components - 1.3%
	FLIR Systems Inc. *	148,430	5,137,162
	Internet Software & Services - 4.6%
	Google Inc., Class A *	27,805	16,299,569
	OpenTable Inc. *	23,000	2,446,050

			18,745,619
	IT Services - 10.1%
	Accenture PLC, Class A	139,745	7,681,783
	Global Payments Inc.	88,835	4,345,808
	International Business Machines Corp.	80,719	13,162,848
	Visa Inc., Class A	210,960	15,530,875

			40,721,314
	Semiconductors & Semiconductor Equipment - 6.9%
	Cavium Networks Inc. *	96,638	4,341,945
	Cree Inc. *	80,350	3,708,956
	First Solar Inc. *	17,765	2,857,323
	Intel Corp.	423,060	8,533,120
	NXP Semiconductors N.V. *	137,362	4,120,860
	Varian Semiconductor Equipment Associates Inc. *	84,613	4,118,115

			27,680,319
	Software - 4.1%
	Ariba Inc. *	61,900	2,113,266
	Microsoft Corp.	153,160	3,884,138
	Oracle Corp.	238,780	7,968,088
	Salesforce.com Inc. *	18,695	2,497,278

			16,462,770

	Materials - 2.3%
	Ecolab Inc.	179,060	9,135,641

Total Common Stocks ( Cost $289,625,716 )			367,575,890
	INVESTMENT COMPANY - 4.5%
	State Street Institutional U.S. Government Money Market Fund	18,188,530	18,188,530

Total Investment Company ( Cost $18,188,530 )			18,188,530

TOTAL INVESTMENTS - 95.8% ( Cost $307,814,246 )			385,764,420
NET OTHER ASSETS AND LIABILITIES - 4.2%			16,816,635

TOTAL NET ASSETS - 100.0%			$402,581,055

*	Non-income producing.

ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolio of Investments.

Ultra Series Fund | March 31, 2011

Mid Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 92.8%
Consumer Discretionary - 17.3%
Bed Bath & Beyond Inc. *	248,598	$11,999,825
CarMax Inc. *	224,108	7,193,867
Liberty Global Inc., Series C *	210,988	8,437,410
Omnicom Group Inc.	238,790	11,715,037
Staples Inc.	520,892	10,115,723
TJX Cos. Inc.	296,830	14,761,356
Yum! Brands Inc.	147,057	7,555,789

		71,779,007
Consumer Staples - 3.5%
Brown-Forman Corp., Class B	100,656	6,874,805
McCormick & Co. Inc./MD	164,728	7,878,940

		14,753,745
Energy - 6.9%
EOG Resources Inc.	79,539	9,426,167
Noble Corp.	220,480	10,058,297
Southwestern Energy Co. *	212,377	9,125,840

		28,610,304
Financials - 21.6%
Arch Capital Group Ltd. *	122,915	12,191,939
Brookfield Asset Management Inc., Class A	584,455	18,971,409
Brown & Brown Inc.	363,366	9,374,843
Leucadia National Corp.	312,194	11,719,763
Markel Corp. *	37,255	15,440,335
T Rowe Price Group Inc.	125,950	8,365,599
WR Berkley Corp.	432,417	13,928,151

		89,992,039
Health Care - 13.7%
Covance Inc. *	110,219	6,031,184
CR Bard Inc.	81,430	8,086,813
DENTSPLY International Inc.	378,927	14,016,510
Laboratory Corp. of America Holdings *	142,747	13,151,281
Techne Corp.	218,270	15,628,132

		56,913,920
Industrials - 16.4%
Copart Inc. *	419,246	18,165,929
IDEX Corp.	258,635	11,289,418
Jacobs Engineering Group Inc. *	173,570	8,926,705
Ritchie Bros Auctioneers Inc.	300,248	8,451,981
Wabtec Corp./DE	156,349	10,605,153
Waste Management Inc.	287,559	10,737,453

		68,176,639
Information Technology - 11.1%
Amphenol Corp., Class A	137,915	7,501,197
Broadridge Financial Solutions Inc.	518,851	11,772,729
FLIR Systems Inc. *	406,077	14,054,325
Western Union Co./The	616,445	12,803,563

		46,131,814
Materials - 2.3%
Ecolab Inc.	184,695	9,423,139

Total Common Stocks ( Cost $316,558,777 )		385,780,607

See accompanying Notes to Portfolio of Investments.

Ultra Series Fund | March 31, 2011

Mid Cap Fund Portfolio of Investments (unaudited)

INVESTMENT COMPANY - 6.7%
State Street Institutional U.S. Government Money Market Fund	27,936,167	27,936,167

Total Investment Company ( Cost $27,936,167 )		27,936,167

TOTAL INVESTMENTS - 99.5% ( Cost $344,494,944 )		413,716,774

NET OTHER ASSETS AND LIABILITIES - 0.5%		2,052,877

TOTAL NET ASSETS - 100.0%		$415,769,651

* Non-income producing.

See accompanying Notes to Portfolio of Investments.

Ultra Series Fund | March 31, 2011

Small Cap Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
	COMMON STOCKS - 96.5%
	Consumer Discretionary - 17.5%
	Arbitron Inc.	7,740	$309,832
	Bally Technologies Inc. *	2,770	104,844
	Cato Corp./The, Class A	10,840	265,580
	CEC Entertainment Inc. *	3,920	147,902
	Choice Hotels International Inc.	3,920	152,292
	Dress Barn Inc./The *	6,260	202,887
	Fred's Inc., Class A	9,100	121,212
	Helen of Troy Ltd. *	8,310	244,314
	Hibbett Sports Inc. *	1,400	50,134
	Matthews International Corp., Class A	4,640	178,872
	Skechers U.S.A. Inc., Class A *	4,100	84,214
	Sonic Corp. *	14,840	134,302
	Stage Stores Inc.	17,710	340,386
	Tempur-Pedic International Inc. *	1,860	94,228

			2,430,999
	Consumer Staples - 2.6%
	Casey's General Stores Inc.	3,980	155,220
	Herbalife Ltd.	1,010	82,174
	Snyders-Lance Inc.	6,570	130,414

			367,808
	Energy - 4.0%
	Bristow Group Inc. *	2,700	127,710
	Penn Virginia Corp.	7,870	133,475
	SEACOR Holdings Inc. *	1,800	166,428
	SM Energy Co.	1,720	127,607

			555,220
	Financials - 21.4%
	Alleghany Corp. *	311	102,968
	American Campus Communities Inc., REIT	3,920	129,360
	AMERISAFE Inc. *	5,870	129,786
	Ares Capital Corp.	15,263	257,945
	Assured Guaranty Ltd.	7,600	113,240
	Delphi Financial Group Inc., Class A	9,470	290,824
	DiamondRock Hospitality Co., REIT *	7,929	88,567
	Education Realty Trust Inc., REIT	15,810	126,954
	First Busey Corp.	20,607	104,683
	First Midwest Bancorp Inc./IL	16,030	188,994
	Hancock Holding Co.	2,500	82,100
	International Bancshares Corp.	9,150	167,811
	Mack-Cali Realty Corp., REIT	2,200	74,580
	MB Financial Inc.	7,130	149,445
	NewAlliance Bancshares Inc.	8,370	124,211
	Northwest Bancshares Inc.	17,880	224,215
	Platinum Underwriters Holdings Ltd.	5,060	192,735
	Reinsurance Group of America Inc.	1,640	102,959
	Webster Financial Corp.	11,980	256,731
	Westamerica Bancorporation	1,270	65,240

			2,973,348
	Health Care - 8.1%
	Amsurg Corp. *	7,890	200,722
	Charles River Laboratories International Inc. *	6,000	230,280
	Corvel Corp. *	3,130	166,453
	Haemonetics Corp. *	900	58,986
	ICON PLC, ADR *	12,430	268,364
	ICU Medical Inc. *	4,670	204,452

			1,129,257
	Industrials - 24.0%
	ACCO Brands Corp. *	21,440	204,538
	Acuity Brands Inc.	2,110	123,414
	Albany International Corp., Class A	10,150	252,735
	Belden Inc.	10,330	387,891
	Carlisle Cos. Inc.	10,650	474,457
	ESCO Technologies Inc.	4,390	167,479
	G&K Services Inc., Class A	3,400	113,050
	GATX Corp.	5,870	226,934
	Genesee & Wyoming Inc., Class A *	4,900	285,180
	Kirby Corp. *	4,830	276,711
	Mueller Industries Inc.	6,800	249,016
	Standard Parking Corp. *	6,090	108,158
	Sterling Construction Co. Inc. *	3,690	62,287
	Unifirst Corp./MA	1,270	67,323
	United Stationers Inc. *	4,830	343,172

			3,342,345
	Information Technology - 8.4%
	Coherent Inc. *	1,870	108,666
	Diebold Inc.	5,870	208,150
	Electronics for Imaging Inc. *	5,165	75,977
	MAXIMUS Inc.	3,340	271,108
	MTS Systems Corp.	3,130	142,572
	NAM TAI Electronics Inc. *	5,510	35,484
	Websense Inc. *	7,000	160,790
	Zebra Technologies Corp., Class A *	4,300	168,732

			1,171,479
	Materials - 5.4%
	Aptargroup Inc.	4,020	201,523
	Deltic Timber Corp.	2,780	185,815
	Kraton Performance Polymers Inc. *	3,600	137,700
	Zep Inc.	13,240	230,508

			755,546
	Utilities - 5.1%
	Atmos Energy Corp.	4,250	144,925
	New Jersey Resources Corp.	2,370	101,791
	Unisource Energy Corp.	5,640	203,773
	Westar Energy Inc.	5,590	147,688
	WGL Holdings Inc.	2,660	103,740

			701,917

Total Common Stocks ( Cost $10,291,399 )			13,427,919
	INVESTMENT COMPANY - 3.3%
	State Street Institutional U.S. Government Money Market Fund	454,537	454,537

Total Investment Company ( Cost $454,537 )			454,537

TOTAL INVESTMENTS - 99.8% ( Cost $10,745,936 )			13,882,456

NET OTHER ASSETS AND LIABILITIES - 0.2%			24,819

TOTAL NET ASSETS - 100.0%			$13,907,275

*	Non-income producing.

ADR	American Depositary Receipt.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Portfolio of Investments.

Ultra Series Fund | March 31, 2011

International Stock Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
COMMON STOCKS - 96.8%
Australia - 2.7%
QBE Insurance Group Ltd.		48,200	$880,950
Telstra Corp. Ltd.		699,400	2,040,056

			2,921,006
Belgium - 2.1%
Anheuser-Busch InBev N.V.		39,300	2,238,698
Brazil - 2.7%
Banco do Brasil S.A.		86,470	1,565,056
Cielo S.A.		158,600	1,344,455

			2,909,511
Canada - 1.9%
Potash Corp. of Saskatchewan Inc.		18,300	1,079,502
Rogers Communications Inc.		25,000	908,716

			1,988,218
China - 1.0%
Weichai Power Co. Ltd.		170,000	1,034,833
Denmark - 1.4%
Novo Nordisk A/S, B Shares		11,600	1,457,386
Finland - 1.1%
Sampo OYJ		36,000	1,148,442
France - 11.6%
BNP Paribas		26,745	1,956,174
Danone		25,700	1,678,873
Sanofi-Aventis S.A.		39,712	2,784,444
Technip S.A.		16,500	1,759,630
Total S.A.		37,587	2,288,139
Valeo S.A. *		32,800	1,913,055

			12,380,315
Germany - 5.1%
Bayerische Motoren Werke AG		18,800	1,565,297
SAP AG		20,300	1,242,827
Siemens AG		19,019	2,606,694

			5,414,818
Hong Kong - 1.9%
AIA Group Ltd. *		353,800	1,089,343
Kerry Properties Ltd.		193,000	967,661

			2,057,004
Italy - 1.5%
Atlantia SpA		67,660	1,550,504
Japan - 20.8%
Asics Corp.		46,990	628,190
Canon Inc.		44,700	1,945,347
Daito Trust Construction Co. Ltd.		32,410	2,232,620
Don Quijote Co. Ltd.		46,700	1,476,007
eAccess Ltd.		1,201	659,843
Honda Motor Co. Ltd.		47,700	1,792,047
Hoya Corp.		58,900	1,343,979
JS Group Corp.		76,400	1,983,939
JX Holdings Inc.		114,400	770,185
Keyence Corp.		3,455	884,311
Mitsubishi Corp.		39,900	1,107,587
Mitsubishi Estate Co. Ltd.		70,000	1,184,059
Sumitomo Mitsui Financial Group Inc.		68,200	2,120,284
Yahoo! Japan Corp.		4,934	1,765,278
Yamada Denki Co. Ltd.		33,610	2,266,796

			22,160,472
Netherlands - 2.2%
ING Groep N.V. *		181,570	2,298,133
Norway - 1.2%
Aker Solutions ASA		57,480	1,321,045
Russia - 1.0%
Sberbank of Russia		289,500	1,087,941
South Korea - 2.2%
Hyundai Mobis *		3,900	1,164,365
Samsung Electronics Co. Ltd., GDR (A)		2,845	1,212,254

			2,376,619
Spain - 1.3%
Amadeus IT Holding S.A. *		69,400	1,327,774
Sweden - 1.0%
Assa Abloy AB		35,200	1,012,183
Switzerland - 5.6%
Julius Baer Group Ltd.		23,200	1,006,807
Novartis AG		57,997	3,145,792
UBS AG *		99,110	1,778,261

			5,930,860
United Kingdom - 28.5%
BG Group PLC		54,800	1,363,486
BHP Billiton PLC		66,700	2,632,202
British American Tobacco PLC		45,431	1,823,467
Diageo PLC		58,570	1,113,402
GlaxoSmithKline PLC		101,400	1,934,910
Informa PLC		270,043	1,805,156
International Power PLC		192,500	951,130
Lloyds Banking Group PLC *		1,445,038	1,346,601
Prudential PLC		228,300	2,587,476
Rexam PLC		163,500	953,149
Royal Dutch Shell PLC		68,300	2,480,592
Standard Chartered PLC		62,550	1,622,541
Tullow Oil PLC		52,900	1,228,804
Unilever PLC		71,500	2,179,304
Vodafone Group PLC		416,699	1,179,846
WM Morrison Supermarkets PLC		308,300	1,365,026
WPP PLC		111,000	1,368,438
Xstrata PLC		105,300	2,461,196

			30,396,726

Total Common Stocks ( Cost $85,535,138 )			103,012,488
INVESTMENT COMPANIY- 2.5%
United States - 2.5%
State Street Institutional U.S. Government Money Market Fund		2,692,875	2,692,875

Total Investment Company ( Cost $2,692,875 )			2,692,875

TOTAL INVESTMENTS - 99.3% ( Cost $88,228,013 )			105,705,363

NET OTHER ASSETS AND LIABILITIES - 0.7%			783,626

TOTAL NET ASSETS - 100.0%			$106,488,989

*	Non-income producing.
(A)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors."

GDR	Global Depositary Receipt.
PLC	Public Limited Company.

Sector Allocation as a Percentage of Net Assets
Consumer Discretionary	13%
Energy	10%
Financials	23%
Health Care	9%
Industrials	9%
Information Technology	11%
Leisure and Consumer Staples	10%
Materials	7%
Money Market Funds	2%
Telecommunication Services	4%
Utilities	1%
Net Other Assets and Liabilities	1%
100%

See accompanying Notes to Financial Statements.

Ultra Series Fund | March 31, 2011

Target Retirement Allocation Fund 2020 Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 99.8%
Bond Funds - 34.9%
Franklin Floating Rate Daily Access Fund		243,116	$2,236,664
MEMBERS Bond Fund Class Y (A)		100,475	1,019,820
MEMBERS High Income Fund Class Y (A)		311,509	2,211,712
PIMCO Investment Grade Corporate Bond Fund Institutional Class		300,195	3,173,059
PIMCO Total Return Fund Institutional Class		243,810	2,652,649

			11,293,904
Foreign Bond Funds - 6.0%
Templeton Global Bond Fund Advisor Class		143,181	1,960,145
Foreign Stock Funds - 11.1%
IVA Worldwide Fund		151,831	2,623,635
MEMBERS International Stock Fund Class Y (A)		90,050	978,838

			3,602,473
Money Market Funds - 5.8%
State Street Institutional U.S. Government Money Market Fund		1,885,226	1,885,226
Stock Funds - 42.0%
Calamos Growth and Income Fund Class I		27,667	898,892
Hussman Strategic Growth Fund		75,481	902,749
Madison Mosaic Disciplined Equity Fund (A)		216,505	2,844,879
MEMBERS Equity Income Fund Class Y (A)		68,516	705,031
MEMBERS Large Cap Growth Fund Class Y (A)		110,786	1,851,234
MEMBERS Large Cap Value Fund Class Y (A)		143,625	1,826,907
MEMBERS Small Cap Fund Class Y (A)		56,032	651,097
SPDR S&P 500 ETF Trust		7,376	977,394
T Rowe Price New Era Fund		15,875	912,349
Yacktman Fund/The		116,462	2,038,080

			13,608,612

TOTAL INVESTMENTS - 99.8% ( Cost $29,998,102 )			32,350,360

NET OTHER ASSETS AND LIABILITIES - 0.2%			52,808

TOTAL NET ASSETS - 100.0%			$32,403,168

(A)	Affiliated Company.

ETF	Exchange Traded Fund.

See accompanying Notes to Financial Statements.

Ultra Series Fund | March 31, 2011

Target Retirement Allocation Fund 2030 Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 99.4%
Bond Funds - 25.8%
Franklin Floating Rate Daily Access Fund		150,137	$1,381,264
MEMBERS Bond Fund Class Y (A)		92,351	937,365
MEMBERS High Income Fund Class Y (A)		324,161	2,301,542
PIMCO Investment Grade Corporate Bond Fund Institutional Class		265,447	2,805,778
PIMCO Total Return Fund Institutional Class		176,726	1,922,774

			9,348,723
Foreign Bond Funds - 4.9%
Templeton Global Bond Fund Advisor Class		128,439	1,758,327
Foreign Stock Funds - 14.4%
IVA Worldwide Fund		198,708	3,433,672
MEMBERS International Stock Fund Class Y (A)		120,833	1,313,451
Vanguard Emerging Markets ETF		9,444	462,000

			5,209,123
Money Market Funds - 4.8%
State Street Institutional U.S. Government Money Market Fund		1,755,439	1,755,439
Stock Funds - 49.5%
Calamos Growth and Income Fund Class I		37,869	1,230,357
Hussman Strategic Growth Fund		83,476	998,373
Madison Mosaic Disciplined Equity Fund (A)		259,198	3,405,862
MEMBERS Equity Income Fund Class Y (A)		69,522	715,384
MEMBERS Large Cap Growth Fund Class Y (A)		150,735	2,518,776
MEMBERS Large Cap Value Fund Class Y (A)		187,731	2,387,939
MEMBERS Small Cap Fund Class Y (A)		77,369	899,023
SPDR S&P 500 ETF Trust		10,914	1,446,214
T Rowe Price New Era Fund		25,883	1,487,487
Yacktman Fund/The		162,533	2,844,327

			17,933,742

TOTAL INVESTMENTS - 99.4% ( Cost $33,032,556 )			36,005,354

NET OTHER ASSETS AND LIABILITIES - 0.6%			217,280

TOTAL NET ASSETS - 100.0%			$36,222,634

(A)	Affiliated Company.

ETF	Exchange Traded Fund.

See accompanying Notes to Financial Statements.

Ultra Series Fund | March 31, 2011

Target Retirement Allocation Fund 2040 Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 99.6%
Bond Funds - 17.3%
Franklin Floating Rate Daily Access Fund		87,284	$803,015
MEMBERS High Income Fund Class Y (A)		243,274	1,727,242
PIMCO Investment Grade Corporate Bond Fund Institutional Class		136,688	1,444,796
PIMCO Total Return Fund Institutional Class		99,600	1,083,650

			5,058,703
Foreign Bond Funds - 3.9%
Templeton Global Bond Fund Advisor Class		83,947	1,149,228
Foreign Stock Funds - 17.7%
IVA Worldwide Fund		170,938	2,953,817
Matthews Asian Growth and Income Fund		15,602	281,765
MEMBERS International Stock Fund Class Y (A)		126,871	1,379,086
Vanguard Emerging Markets ETF		11,542	564,635

			5,179,303
Money Market Funds - 3.6%
State Street Institutional U.S. Government Money Market Fund		1,059,547	1,059,547
Stock Funds - 57.1%
Calamos Growth and Income Fund Class I		41,800	1,358,096
Hussman Strategic Growth Fund		67,951	812,700
Madison Mosaic Disciplined Equity Fund (A)		244,750	3,216,020
MEMBERS Equity Income Fund Class Y (A)		66,526	684,557
MEMBERS Large Cap Growth Fund Class Y (A)		115,944	1,937,424
MEMBERS Large Cap Value Fund Class Y (A)		146,305	1,860,995
MEMBERS Small Cap Fund Class Y (A)		76,697	891,224
SPDR S&P 500 ETF Trust		14,428	1,911,854
T Rowe Price New Era Fund		27,287	1,568,164
Yacktman Fund/The		143,106	2,504,359

			16,745,393

TOTAL INVESTMENTS - 99.6% ( Cost $26,402,835 )			29,192,174

NET OTHER ASSETS AND LIABILITIES - 0.4%			107,425

TOTAL NET ASSETS - 100.0%			$29,299,599

(A)	Affiliated Company.

ETF	Exchange Traded Fund.

See accompanying Notes to Financial Statements.

Ultra Series Fund | March 31, 2011

Target Retirement 2050 Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 101.2%
Bond Funds - 6.9%
MEMBERS High Income Fund Class Y (A)		1,733	$12,308
PIMCO Investment Grade Corporate Bond Fund Institutional Class		1,102	11,649

			23,957
Foreign Bond Funds - 2.4%
Templeton Global Bond Fund Advisor Class		607	8,313
Foreign Stock Funds - 18.2%
IVA Worldwide Fund		2,194	37,914
Matthews Asian Growth and Income Fund		331	5,973
MEMBERS International Stock Fund Class Y (A)		1,164	12,658
Vanguard Emerging Markets ETF		135	6,604

			63,149
Money Market Funds - 8.0%
State Street Institutional U.S. Government Money Market Fund		27,552	27,552
Stock Funds - 65.7%
Calamos Growth and Income Fund Class I		739	23,997
Hussman Strategic Growth Fund		328	3,921
Madison Mosaic Disciplined Equity Fund (A)		3,532	46,405
MEMBERS Equity Income Fund Class Y (A)		485	4,991
MEMBERS Large Cap Growth Fund Class Y (A)		1,180	19,717
MEMBERS Large Cap Value Fund Class Y (A)		1,574	20,021
MEMBERS Small Cap Fund Class Y (A)		1,051	12,215
SPDR S&P 500 ETF Trust		377	49,956
T Rowe Price New Era Fund		270	15,505
Yacktman Fund/The		1,750	30,634

			227,362

TOTAL INVESTMENTS - 101.2% ( Cost $342,677 )			350,333

NET OTHER ASSETS AND LIABILITIES - (1.2%)			(4,185)

TOTAL NET ASSETS - 100.0%			$346,148

(A)	Affiliated Company.

ETF	Exchange Traded Fund.

See accompanying Notes to Financial Statements.

Ultra Series Fund | March 31, 2011

Notes to Financial Statements (unaudited)

1.  Portfolio Valuation:  Securities and other investments are valued as follows: Equity securities and exchange-traded funds (“ETFs”) listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System (“NASDAQ’’) are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the funds utilize the NASDAQ Official Closing Price). If no sale occurs, (a) equities traded on a U.S. exchange or on NASDAQ are valued at the mean between the closing bid and closing asked prices and (b) equity securities traded on a foreign exchange are valued at the official bid price. Debt securities purchased with a remaining maturity of 61 days or more are valued by a pricing service selected by the Trust or on the basis of dealer-supplied quotations. Investments in shares of open-ended mutual funds, including money market funds, are valued at their daily net asset value (“NAV”) which is calculated as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Standard Time) on each day on which the New York Stock Exchange is open for business. NAV per share is determined by dividing each fund’s total net assets by the number of shares of such fund outstanding at the time of calculation. The assets of each Target Allocation and each Target Date Fund consist primarily of shares of underlying funds, the NAV of each fund is determined based on the NAV’s of the underlying funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivable, and other assets and subtracting liabilities.  Short-term instruments having maturities of 60 days or less and all securities in the Money Market Fund are valued on an amortized cost basis, which approximates market value.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day.  If no sale occurs on the valuation day, an over-the-counter security is valued at the mean between the last bid and asked prices.  Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Exchange traded options are valued at the last sale or bid price on the exchange where such option contract is principally traded, except for the Equity Income Fund, where they are valued at the mean of the best bid and ask prices across all option exchanges. Futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. The Trust’s Valuation Committee (the “Committee’’) shall estimate the fair value of futures positions affected by the daily limit by using its valuation procedures for determining fair value, when necessary. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors are valued at the average of the closing bids obtained daily from at least one dealer.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Standard Time).

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser’s opinion, do not reflect the current market value, are appraised at their fair values as determined in good faith by the Committee and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the funds to calculate NAV may differ from market quotations or official closing prices.  Because the Target Allocation and Target Date Funds primarily invest in underlying funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to “fair’’ value any of the investments of these funds. However, an underlying fund may need to “fair’’ value one or more of its investments, which may, in turn, require a Target Allocation or Target Date Fund to do the same because of delays in obtaining the underlying Fund’s NAV.

A fund’s investments (or underlying fund) will be valued at fair value, if in the judgment of the Committee an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the fund’s share price is calculated as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Standard Time). Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold. The Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Trust.

2.  Fair Value Measurements:  Each fund has adopted the Financial Accounting Standards Board (“FASB”) guidance on fair value measurements. Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value for the period ended December 31, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs. The Funds utilized the following fair value techniques: multi-dimensional relational pricing model and option adjusted spread pricing; the Funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation. Through the period ended March 31, 2011, none of the Funds held securities deemed as a Level 3.

The following is a summary of the inputs used as of March 31, 2011 in valuing the funds’ investments carried at fair value (please see the Portfolio of Investments for each fund for a listing of all securities within each caption):

Ultra Series Fund | March 31, 2011

Notes to Financial Statements (unaudited)

Fund	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 3/31/2011
Conservative Allocation1	$ 237,141,771	$ -	$ -	$ 237,141,771
Moderate Allocation1	398,804,291	-	-	398,804,291
Aggressive Allocation1	136,563,461	-	-	136,563,461
Money Market2	2,852,629	63,484,880	-	66,337,509
Bond
Asset Backed	-	8,255,596	-	8,255,596
Corporate Notes and Bonds	-	118,896,158	-	118,896,158
Mortgage Backed	-	101,917,610	-	101,917,610
U.S. Government and Agency Obligations	-	218,172,052	-	218,172,052
Investment Companies	8,031,895	-	-	8,031,895
	8,031,895	447,241,416	-	455,273,311
High Income
Preferred Stocks	73,500	-	-	73,500
Corporate Notes and Bonds	-	96,061,972	-	96,061,972
Investment Companies	6,576,535	-	-	6,576,535
	6,650,035	96,061,972	-	102,712,007
Diversified Income
Common Stocks	213,435,832	-	-	213,435,832
Asset Backed	-	4,800,981	-	4,800,981
Corporate Notes and Bonds	-	71,992,998	-	71,992,998
Mortgage Backed	-	42,786,457	-	42,786,457
U.S. Government and Agency Obligations	-	59,432,713	-	59,432,713
Investment Companies	21,165,679	-	-	21,165,679
	234,601,511	179,013,149	-	413,614,660
Equity Income
Assets:
Common Stocks	1,886,382	-	-	1,886,382
Investment Companies	116,150	-	-	116,150
Repurchase Agreement	-	930,988	-	930,988
	2,002,532	930,988		2,933,520
Liabilities:
Options Written	72,292			72,292
Large Cap Value1	536,929,850	-	-	536,929,850
Large Cap Growth
Common Stocks	367,575,890	-	-	367,575,890
Investment Companies	18,188,530	-	-	18,188,530
	385,764,420	-	-	385,764,420
Mid Cap1	413,716,774	-	-	413,716,774
Small Cap1	13,882,456	-	-	13,882,456

1 At March 31, 2011 all investments are Level 1.
2 At March 31, 2011 all Level 2 securities held are Short Term Investments.

Ultra Series Fund | March 31, 2011

Notes to Financial Statements (unaudited)

Fund	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 3/31/2011
International Stock Fund Common Stocks
Australia	-	2,921,006	-	2,921,006
Belgium	-	2,238,698	-	2,238,698
Brazil	-	2,909,511	-	2,909,511
Canada	-	1,988,218	-	1,988,218
China	-	1,034,833	-	1,034,833
Denmark	-	1,457,386	-	1,457,386
Finland	-	1,148,442	-	1,148,442
France	-	12,380,315	-	12,380,315
Germany	-	5,414,818	-	5,414,818
Hong Kong	-	2,057,004	-	2,057,004
Italy	-	1,550,504	-	1,550,504
Japan	-	22,160,472	-	22,160,472
Netherlands	-	2,298,133	-	2,298,133
Norway	-	1,321,045	-	1,321,045
Russia	-	1,087,941	-	1,087,941
South Korea	-	2,376,619	-	2,376,619
Spain	-	1,327,774	-	1,327,774
Sweden	-	1,012,183	-	1,012,183
Switzerland	-	5,930,860	-	5,930,860
United Kingdom	-	30,396,726	-	30,396,726
Investment Companies	2,692,875	-	-	2,692,875
	2,692,875	103,012,488	-	105,705,363
Target Retirement 20201	32,350,360	-	-	32,350,360
Target Retirement 20301	36,005,354	-	-	36,005,354
Target Retirement 20401	29,192,174	-	-	29,192,174
Target Retirement 20501	350,333	-	-	350,333

1 At March 31, 2011 all investments are level 1.
2 At March 31, 2011 all Level 2 securities held are Short Term Investments.

Ultra Series Fund | March 31, 2011

Notes to Financial Statements (unaudited)

The Funds have adopted the Accounting Standard Update, Fair Value Measurements and Disclosures; Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuance and settlements on a gross basis will be effective for interim and annual period beginning after December 15, 2010. For the period ended March 31, 2011, none of the funds had securities that transferred between classification levels.

Derivatives: In March 2008, FASB issued guidance intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to understand: a) how and why a fund uses derivative investments, b) how derivative instruments and related hedge fund items are accounted for, and c) how derivative instruments and related hedge fund items affect a fund’s financial position, results of operations and cash flows.

The following table presents the types of derivatives in the Equity Income Fund and their effect:

	Asset Derivatives	Liability Derivativess
Derivatives not accounted for as hedging instruments	Fair Value	Derivatives not accounted for as hedging instruments	Fair Value
Equity Contracts	$–	Options Written	$72,292

3.  Illiquid Securities: Each fund currently limits investments in illiquid securities to 15% of net assets at the time of purchase, except for Money Market which limits the investment in illiquid securities to 5% of net assets. At March 31, 2011, investments in securities of the Bond, High Income and Diversified Income Funds include issues that are illiquid.  Pursuant to guidelines adopted by the Board of Trustees, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above.  Information concerning the illiquid securities held at March 31, 2011, which includes cost and acquisition date, is as follows:

Bond Fund
Security:	Acquisition Date	Acquisition Cost	Value	% of Net Assets
American Association of Retired Persons	5/16/02	$2,644,675	$3,113,268	0.68%
ERAC USA Finance LLC	12/16/04	4,815,932	4,545,138	0.99%
Indianapolis Power & Light Co.	10/02/06	3,422,883	3,597,458	0.78%
WM Wrigley Jr. Co.	6/21/10	3,167,464	3,221,474	0.70%
		$14,050,954	$14,477,338	3.15%
High Income Fund
Security:	Acquisition Date	Acquisition Cost	Value	% of Net Assets
Stewart Enterprises Inc.	10/24/07	$483,125	$501,000	0.50%
WCA Waste Corp.	12/04/06	1,002,107	1,030,000	1.02%
		$1,485,232	$1,531,000	1.52%
Diversified Income Fund
Security:	Acquisition Date	Acquisition Cost	Value	% of Net Assets
American Association of Retired Persons	5/16/02	$2,115,740	$2,490,614	0.60%
ERAC USA Finance LLC	12/16/04	2,024,881	1,911,024	0.46%
Indianapolis Power & Light Co.	10/02/06	1,545,017	1,623,817	0.39%
WM Wrigley Jr. Co.	6/21/10	1,308,952	1,331,272	0.32%
		$6,994,590	$7,356,727	1.77%

4.  Concentration of Risk:  Investing in certain financial instruments, including forward foreign currency contracts and futures contracts, involves certain risks, other than that reflected in the Statements of Assets and Liabilities. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and financial statement volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The High Income Fund, Mid Cap Fund, and the International Stock Fund enter into these contracts primarily to protect these funds from adverse currency movements.

Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

The High Income Fund invests in securities offering high current income which generally will include bonds in the below investment grade categories of recognized ratings agencies (so-called “junk bonds’’). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The fund generally invests at least 80% of its assets in high yield securities.

The Equity Income Fund invests in options on securities. As the writer of a covered call option, the fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call but has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

The Target Allocation Funds are fund of funds, meaning that they invest primarily in the shares of other registered investment companies (the “underlying funds’’), including ETFs. Thus, each fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests; and the underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that fund. Accordingly, these funds are subject to the risks of the underlying funds in direct proportion to the allocation of their respective assets among the underlying funds.

Additionally, the Target Allocation Funds are subject to asset allocation risk and manager risk. Manager risk (i.e., fund selection risk) is the risk that the fund(s) selected to fulfill a particular asset class under-performs their peer. Asset allocation risk is the risk that the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to under-perform other funds with a similar investment objective.

Ultra Series Fund | March 31, 2011

Item 2. Controls Procedures.

(a) The Registrant's principal executive officer and principal financial officer determined that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of the principal executive officer and the principal financial officer as required by Rule 30a-2(a) under the Act are filed herewith.

Ultra Series Fund | March 31, 2011

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ultra Series Fund

By: (signature)

W. Richard Mason, Chief Compliance Officer

Date:  May 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and he Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer

Date:  May 19, 2011

By: (signature)

Greg Hoppe, Treasurer

Date:  May 19, 2011